Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Loss Contingencies [Line Items]
Rental expenses operating lease	$ 1.2		$ 1.3			$ 2.2	$ 2.7
MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Rental expenses operating lease		$ 1.1		$ 1.5	$ 0.9			$ 2.0	$ 2.9	$ 3.6
Gain loss on termination of operating lease										1.1
Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding	41.5					41.5
Barclays Bank Plc [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding		41.2							40.9
Barclays Bank Plc [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit	$ 0.2		$ 0.2			0.4	$ 0.4
Barclays Bank Plc [Member] | Letter of Credit [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit		0.2		0.2	$ 0.1			$ 0.1	0.8	$ 0.7
Couchmans LLP Settlement [Member]
Loss Contingencies [Line Items]
Litigation amount payable											$ 1.4
Litigation amount payments				0.1
Couchmans LLP Settlement [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Litigation amount payable											$ 1.4
Litigation amount payments				$ 0.1					0.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments						12.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Total purchase commitments		13.4							11.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member]
Loss Contingencies [Line Items]
Total purchase commitments						$ 5.9
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Total purchase commitments		$ 7.0
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | Barclays Bank Plc [Member] | MAVEN TOPCO LIMITED [Member]
Loss Contingencies [Line Items]
Total purchase commitments									$ 5.1